Taxation (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carried forward	$ 502,037	$ 379,456
Allowance for doubtful accounts	928	1,735
Total deferred tax assets	$ 502,965	$ 381,191